PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
PLAN TERMINATION
PLAN TERMINATION

5.     PLAN TERMINATION

Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts.